Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

	December 31
	2021	2020
Cost:
Laboratory equipment	$2,765	$1,882
Greenhouse equipment	713	713
Computer equipment	167	280
Office furniture	216	195
Leasehold improvements	2,629	2,431
Vehicles	251	84
	6,741	5,585
Less:
Accumulated depreciation	(4,013)	(3,479)
Property and Equipment, net	$2,728	$2,106

Depreciation expense totaled $773, $660 and $539 for the years ended December 31, 2021, 2020 and 2019, respectively.

During the years ended December 31, 2021 and 2019, the Company disposed of property   and equipment in the net amount of $33 and $30, respectively. In the year ended December 31, 2020 there was no disposal of property and equipment booked to the Company’s financial statements.